Financial risk management and concentration risk (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of maturity analysis for non-derivative financial liabilities
The table below analyzes the Group’s
non-derivative
financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The undiscounted cash flows payable in respect of convertible bonds represent amounts payable under the convertible bonds that are not subject mandatory conversion to shares of the Company, net off by amounts of prepaid shares repurchase instrument (note 14(ii) that can be used to offset the convertible bonds payable.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2022
Trade payables	49,239	—	—	49,239	49,239
Financial liabilities including in other payables and accruals	21,282	—	—	21,282	21,282
Bank borrowings	39,440	21,350	495,235	556,025	503,155
Lease liabilities	7,522	5,751	4,004	17,277	16,180

	117,483	27,101	499,239	643,823	589,856

At December 31, 2023
Trade payables	152,066	—	—	152,066	152,066
Financial liabilities including in other payables and accruals	119,962	—	—	119,962	119,962
Revenue-based financing	21,628	—	—	21,628	21,628
Bank borrowings	106,211	707,565	—	813,776	754,774
Lease liabilities	7,709	5,081	2,271	15,061	14,090
Convertible bonds	71,535	—	—	71,535	89,950

	479,111	712,646	2,271	1,194,028	1,152,470

Summary of analysis of current ratio and liabilities to assets ratio
The Group monitors capital using gearing ratio. The following section sets out an analysis of gearing ratio, being total liabilities minus convertible bonds madantorily convertible to the Company’s equity, divided by total assets, for each of the year presented.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Total interest-bearing bank borrowings	503,155	754,774
Less: Cash and cash equivalents	513,351	436,242
Non-IFRS net debt	(10,196)	318,532
Total equity	438,874	(43,605)
Add: Convertible bonds mandatorily convertible to the Company’s equity	—	112,615
Non-IFRS adjusted total equity	438,874	69,010

Total liabilities	667,061	1,508,704
Less: Convertible bonds mandatorily convertible to the Company’s equity	—	112,615
Non-IFRS adjusted total liabilities	667,061	1,396,089
Total assets	1,105,935	1,465,099

Non-IFRS total liabilities to total assets ratio	0.60	0.95

Summary of fair value of financial instruments
The following table presents the Group’s financial instruments that are measured at fair value at December 31, 2022 and 2023:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2022
Assets:
Financial assets at fair value through profit or loss	—	—	11,753	11,753
Financial assets at fair value through other comprehensive income	129,060	—	—	129,060

At December 31, 2023
Assets:
Financial assets at fair value through profit or loss	—	—	104,952	104,952
Financial assets at fair value through other comprehensive income	104,970	—	—	104,970

Liabilities:
Convertible bonds	—	—	272,684	272,684

Summary of significant unobservable inputs used in fair value measurement of assets
The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,			Change of inputs at December 31,
	2022	2023
Description	RMB’000	RMB’000	Unobservable inputs	2022	2023	Relationship of unobservable inputs to fair value
Investments in unlisted company	6,753	7,895	Expected volatility	52%	26%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	20%	3%	The higher the DLOM, the lower the fair value
Investments in unlisted company	5,000	10,114	Expected volatility	65%	67%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	27%	25%	The higher the DLOM, the lower the fair value
Convertible bonds	—	272,684	Expected volatility	NA	Note 20	The higher the expected volatility, the lower the fair value
Prepaid shares repurchase instrument	—	70,119	Expected volatility	NA	Note 14	The higher the expected volatility, the lower the fair value